Note 17 - Other, Net	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Other Nonoperating Income and Expense [Text Block]	17. Other, net “Other, net” includes losses of $13,750 related to the operating platform realignment described in Note 1.